Nature of Operations (Details)	6 Months Ended
Jun. 30, 2021
AI Holding Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary	100.00%
AI Robots Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary	100.00%
AI Hong Kong Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Southern Ambition Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Horizon Dragon Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary	100.00%
AI Thailand [Member]
Nature of Operations (Details) [Line Items]
Shareholders voting power, description	on September 21, 2018 and has 100,000 ordinary plus preferred shares outstanding. 48,999 of the shares in AI Thailand are owned by Southern Ambition Limited, with one share being held by Horizon Dragon Limited, for an aggregate of 49,000 ordinary shares, or 49%, and 51,000 cumulative preferred shares are owned by two individuals of Thailand. The 49,000 ordinary shares with a value of approximately $16,000 and the value of the cumulative preferred shares of approximately $17,000 has not been received as of December 31, 2018. The cumulative preferred shares are entitled to dividends of $0.03 per share when declared. The cumulative unpaid dividends of the preferred shares as of December 31, 2020 is approximately $1,700. Pursuant to article of associates of AI Thailand, the holder of an ordinary share may cast one vote per share at a general meeting of shareholders, the holder of preferred shares may cast one vote for every 20 preferred shares held at a general meeting of shareholders. Southern Ambition is entitled to cast more than 95% of the votes at a general meeting of shareholders.
Guardforce Cash Solutions Security Thailand Co Limited [Member]
Nature of Operations (Details) [Line Items]
Shareholders voting power, description	on July 27, 1982 and has 3,857,144 outstanding shares. 3,799,544 ordinary shares and 21,599 preferred shares of the outstanding shares in GF Cash (CIT) (approximately 99.07% of the shares in GF Cash (CIT)) are owned by AI Thailand with one share being held by Southern Ambition and 33,600 ordinary shares and 2,400 preferred shares (approximately 0.933% of the shares in GF Cash (CIT)) being held by Bangkok Bank Public Company Limited. Pursuant to the articles of associates a shareholder may cast one vote per one share at a general meeting of shareholders.
AI Thailand and Southern Ambition [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary	97.00%